Summary of significant accounting policies - Inventories and Cost of Sales (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories and Cost of Sales
Developed lots included in inventory	$ 21,189,983	$ 16,205,448	$ 17,025,273
Developed lots purchased at fair value from third parties	15,815,143	10,052,179	9,445,580
Homes under construction	88,872,575	141,863,561	110,224,757
Finished homes	$ 40,078,317	$ 22,133,926	$ 12,775,442